Information by operating segment (Details 3) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current assets	$ 25,448	$ 21,836
Non-current assets	196,889	159,809
Investments	550	659
Property, plant and equipment	168,040	136,285	$ 153,424
Total Assets	222,337	181,645
Exploration And Development Costs [Member]
IfrsStatementLineItems [Line Items]
Current assets	2,424	2,697
Non-current assets	153,291	122,854
Long-term receivables	9,318	7,056
Investments	292	299
Property, plant and equipment	141,818	113,761
Operating assets	108,424	91,895
Under construction	33,394	21,866
Intangible assets	1,863	1,738
Total Assets	155,715	125,551
Refining Transportation And Marketing [Member]
IfrsStatementLineItems [Line Items]
Current assets	9,580	9,017
Non-current assets	22,311	18,708
Long-term receivables	3,091	2,217
Investments	27	114
Property, plant and equipment	19,053	16,257
Operating assets	16,534	14,828
Under construction	2,519	1,429
Intangible assets	140	120
Total Assets	31,891	27,725
Gas And Low Carbon Energies [Member]
IfrsStatementLineItems [Line Items]
Current assets	356	379
Non-current assets	5,315	4,881
Long-term receivables	146	91
Investments	171	182
Property, plant and equipment	4,917	4,541
Operating assets	4,394	3,936
Under construction	523	605
Intangible assets	81	67
Total Assets	5,671	5,260
Corporates And Other [Member]
IfrsStatementLineItems [Line Items]
Current assets	16,620	13,923
Non-current assets	15,972	13,366
Long-term receivables	13,221	11,246
Investments	60	64
Property, plant and equipment	2,252	1,726
Operating assets	1,568	1,242
Under construction	684	484
Intangible assets	439	330
Total Assets	32,592	27,289
Eliminations [Member]
IfrsStatementLineItems [Line Items]
Current assets	(3,532)	(4,180)
Non-current assets
Long-term receivables
Investments
Property, plant and equipment
Operating assets
Under construction
Intangible assets
Total Assets	(3,532)	(4,180)
Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Current assets	25,448	21,836
Non-current assets	196,889	159,809
Long-term receivables	25,776	20,610
Investments	550	659
Property, plant and equipment	168,040	136,285
Operating assets	130,920	111,901
Under construction	37,120	24,384
Intangible assets	2,523	2,255
Total Assets	$ 222,337	$ 181,645